Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated statements of cash flows	6 Months Ended
Jun. 30, 2022 USD ($)
Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (3,196,179)
Loan to third parties
Taxes payable	7,373,656
Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	7,562,794
Loan to third parties	(8,119,391)
Taxes payable	556,597
Restated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	4,366,615
Loan to third parties	(8,119,391)
Taxes payable	$ 7,930,253